Investments accounted for using the equity method - Summary of Share of Profit or Loss and Other Comprehensive Income of Associates and Joint Ventures (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Joint ventures
Disclosure of transactions between related parties [line items]
Share of profit/(loss) from investments accounted for using the equity method	€ 15	€ 17	€ 20
Share of other comprehensive income from investments accounted for using the equity method	(7)	(7)	22
Total	8	10	42
Associates
Disclosure of transactions between related parties [line items]
Share of profit/(loss) from investments accounted for using the equity method	240	482	65
Share of other comprehensive income from investments accounted for using the equity method	90	105	(303)
Total	€ 330	€ 587	€ (238)